Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
	Apr. 07, 2022	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Nov. 30, 2016
Disclosure Of Income Taxes [Line Items]
Taxable Income		$ 817	$ 864	$ 742	$ 1,681	$ 1,444
Dividend Recovery Tax Rate Period	5 years
2022 Federal Budget Measures [Member]
Disclosure Of Income Taxes [Line Items]
Applicable Income tax rate	15.00%
Taxable Income	$ 1,000
Increase in Tax Rate In Future Earnings	1.50%
2014 and 2015 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency							$ 173
2016 and 2017 taxation year [Member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency			$ 297
2011 to 2016 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency								$ 1,201
Tax Assessments [Member] | 2016 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency		$ 5			$ 5